Secured Note Liability (Details) - Schedule of inputs and assumptions - CAD ($)		9 Months Ended
		Dec. 31, 2022	Mar. 24, 2022
Secured Note Liability (Details) - Schedule of inputs and assumptions [Line Items]
Weighted Average Life 1	[1]	44 years 10 months 24 days	23 years 6 months
Forecast silver production in thousands of ounces (in Shares)		166,144	105,778
Risk-free rate		3.40%	2.50%
Credit spread		5.30%	5.20%
Volatility		60.00%	60.00%
Silver royalty discount factor		8.60%	7.10%
Bottom of range [member]
Secured Note Liability (Details) - Schedule of inputs and assumptions [Line Items]
Future silver price (in Dollars)		$ 29,380	$ 28,960
Top of range [member]
Secured Note Liability (Details) - Schedule of inputs and assumptions [Line Items]
Future silver price (in Dollars)		$ 110,510	$ 35,420

[1]	Weighted average life reflects the revised silver forecast production schedule contained in the recently filed KSM updated Preliminary Feasibility Study (“PFS”) and Preliminary Economic Assessment (“PEA”) for the KSM project filed in the second quarter of 2022